Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Real Assets Fund

Effective November 20, 2017, the following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus and under the "Management Fee" sub-heading in the "WHO MANAGES AND OVERSEES THE FUND" section of the fund's prospectus:

The Advisor has contractually agreed through November 19, 2020 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.22%, 1.22%, 1.97%, 1.47%, 0.95%, 0.95% and 1.07% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Deutsche Real Assets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Real Assets Fund

Effective November 20, 2017, the following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus and under the "Management Fee" sub-heading in the "WHO MANAGES AND OVERSEES THE FUND" section of the fund's prospectus:

The Advisor has contractually agreed through November 19, 2020 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.22%, 1.22%, 1.97%, 1.47%, 0.95%, 0.95% and 1.07% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 19, 2020
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through November 19, 2020 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 1.22%, 1.22%, 1.97%, 1.47%, 0.95%, 0.95% and 1.07% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.